Common shares (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Change in common shares

	Issued and fully paid share capital
	Shares	Par value each	$ millions
As at January 1, 2020 (Predecessor)	100,234,973	$0.10	10
2020 RSU share issuance	149,462	$0.10	—
As at January 1, 2021 and December 31, 2021 (Predecessor)	100,384,435	$0.10	10
Balance before reorganization and fresh start adjustments	100,384,435	$0.10	10
Cancellation of Predecessor equity	(100,384,435)	$0.10	(10)
Issuance of Successor common stock	49,999,998	$0.01	—
As at February 22, 2022 (Predecessor)	49,999,998	$0.01	—
As at February 23, 2022, and December 31, 2022 (Successor)	49,999,998	$0.01	—